Debt	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Debt [Abstract]
Debt

13. Debt

Debt at March 31, 2012 and December 31, 2011 was as follows:

	Weighted Average Interest Rate	Maturity	March 31, 2012	December 31, 2011
(Dollars in millions)
Revolving Credit Facility	3.41%	2015	$18.5	$6.4
Senior Notes	7 7/8%	2019	295.8	295.7

Total debt			314.3	302.1
Less short term debt and current maturities of long-term debt			0.0	0.0

Long-term debt			$314.3	$302.1

Revolving Credit Facility

The Koppers Inc. revolving credit facility agreement provides for a revolving credit facility of up to $300.0 million at variable rates. Borrowings under the revolving credit facility are secured by a first priority lien on substantially all of the assets of Koppers Inc. and its material domestic subsidiaries. The revolving credit facility contains certain covenants for Koppers Inc. and its restricted subsidiaries that limit capital expenditures, additional indebtedness, liens, dividends, investments or acquisitions. In addition, such covenants give rise to events of default upon the failure by Koppers Inc. and its restricted subsidiaries to meet certain financial ratios. Commitment fees totaled $0.3 million for each of the three months ended March 31, 2012 and 2011 and are charged to interest expense.

As of March 31, 2012, the Company had $263.6 million of unused revolving credit availability for working capital purposes after restrictions from certain letter of credit commitments and other covenants. As of March 31, 2012, $9.9 million of commitments were utilized by outstanding letters of credit.

Senior Notes

The Koppers Inc. 7  7/8 percent Senior Notes due 2019 (the “Senior Notes”) were issued on December 1, 2009 at an offering price of 98.311 percent of face value, or $294.9 million and have a principal amount at maturity of $300.0 million. The Senior Notes have an effective interest rate yield of 8  1/8 percent per annum. The Senior Notes are unsecured senior obligations that are fully and unconditionally guaranteed by Koppers Holdings and certain of Koppers Inc.’s wholly-owned domestic subsidiaries. The Senior Notes are structurally subordinated to indebtedness under the revolving credit facility.

Interest on the Senior Notes is payable semiannually on December 1 and June 1 each year. On or after December 1, 2014, the Company is entitled to redeem all or a portion of the Senior Notes at a redemption price of 103.938 percent of principal value, declining annually in ratable amounts until the redemption price is equivalent to the principal value on December 1, 2017.

The indenture governing the Senior Notes includes customary covenants that restrict, among other things, the ability of Koppers Inc. and its restricted subsidiaries to incur additional debt, pay dividends or make certain other restricted payments, incur liens, merge or sell all or substantially all of the assets of Koppers Inc. or its subsidiaries or enter into various transactions with affiliates.

13. Debt

Debt at December 31, 2011 and December 31, 2010 was as follows:

			December 31,
	Weighted Average Interest Rate	Maturity	2011	2010
(Dollars in millions, except interest rates)
Revolving Credit Facility	2.55%	2015	$6.4	$0.0
Senior Notes	7 7/8%	2019	295.7	295.3
Other debt, including capital leases	0.0%		0.0	1.1

Total debt			302.1	296.4
Less short-term debt and current maturities of long-term debt			0.0	1.0

Long-term debt (excluding current portion)			$302.1	$295.4

Revolving Credit Facility

The Koppers Inc. revolving credit facility agreement provides for a revolving credit facility of up to $300.0 million at variable rates. Borrowings under the revolving credit facility are secured by a first priority lien on substantially all of the assets of Koppers Inc. and its material domestic subsidiaries. The revolving credit facility contains certain covenants for Koppers Inc. and its restricted subsidiaries that limit capital expenditures, additional indebtedness, liens, dividends, investments or acquisitions. In addition, such covenants give rise to events of default upon the failure by Koppers Inc. and its restricted subsidiaries to meet certain financial ratios. Commitment fees totaled $1.1 million in 2011, $1.3 million in 2010 and $1.8 million in 2009 and are charged to interest expense.

As of December 31, 2011, the Company had $275.8 million of unused revolving credit availability for working capital purposes after restrictions from certain letter of credit commitments and other covenants. As of December 31, 2011, $14.2 million of commitments were utilized by outstanding letters of credit.

Senior Notes

The Koppers Inc. 7  7/8 percent Senior Notes due 2019 (the “Senior Notes”) were issued on December 1, 2009 at an offering price of 98.311 percent of face value, or $294.9 million and have a principal amount at maturity of $300.0 million. The Senior Notes have an effective interest rate yield of 8  1/8 percent per annum. The Senior Notes are unsecured senior obligations that are fully and unconditionally guaranteed by Koppers Holdings and certain of Koppers Inc.’s wholly-owned domestic subsidiaries. The Senior Notes are structurally subordinated to indebtedness under the revolving credit facility.

Interest on the Senior Notes is payable semiannually on December 1 and June 1 each year. On or after December 1, 2014, the Company is entitled to redeem all or a portion of the Senior Notes at a redemption price of 103.938 percent of principal value, declining annually in ratable amounts until the redemption price is equivalent to the principal value on December 1, 2017.

The indenture governing the Senior Notes includes customary covenants that restrict, among other things, the ability of Koppers Inc. and its restricted subsidiaries to incur additional debt, pay dividends or make certain other restricted payments, incur liens, merge or sell all or substantially all of the assets of Koppers Inc. or its subsidiaries or enter into various transactions with affiliates.

Loss on Extinguishment of Debt

All of the outstanding Koppers Inc. 9 7/8 percent Senior Secured Notes due 2013 (the “Senior Secured Notes”) were redeemed on October 15, 2009. The Senior Secured Notes were guaranteed, jointly and severally, on a senior secured basis by certain of the Company’s subsidiaries. The Senior Secured Notes were redeemed at a premium to principal value and accordingly, the Company realized a loss on extinguishment of debt totaling $9.2 million consisting of $6.1 million for bond premium and $3.1 million for the write-off of deferred financing costs in 2009.

The Company had a notional $50.0 million interest rate swap to convert a portion of the Senior Secured Notes from fixed-interest rate debt to floating-interest rate debt. On October 15, 2009 and concurrent with the redemption of the Senior Secured Notes, the swap was terminated which resulted in a gain of $1.6 million which was recorded in interest expense.

All of the outstanding Koppers Holdings’ 9  7/8 percent Senior Discount Notes due 2014 (the “Senior Discount Notes”) were redeemed in December 2009 through a tender offer and call. The Senior Discount Notes had a principal amount $203.0 million. The Senior Discount Notes were redeemed at a premium to principal value and accordingly, the Company in 2009 realized a loss on extinguishment of debt totaling $13.2 million consisting of $10.0 million for bond premium, $2.6 million for the write-off of deferred financing costs and $0.6 million for bond tender expenses.

Debt Maturities and Deferred Financing Costs

At December 31, 2011 the aggregate debt maturities for the next five years are as follows:

(Dollars in millions)
2012	$0.0
2013	0.0
2014	0.0
2015	6.4
2016	0.0
Thereafter	300.0

Total maturities	306.4
Future accretion on Senior Notes	(4.3)

Total debt	$302.1

Unamortized deferred financing costs (net of accumulated amortization of $3.4 million and $2.1 million at December 31, 2011 and 2010, respectively) were $8.3 million and $9.1 million at December 31, 2011 and 2010, respectively, and are included in other assets.